GENERAL INFORMATION (Conversion of Preferred Shares and Preferred Share Warrants) (Details)	12 Months Ended
Dec. 31, 2015 ₪ / shares shares
Conversion of Stock [Line Items]
Ordinary shares, par value | ₪ / shares	₪ 0.01
Preferred Shares Conversion [Member]
Conversion of Stock [Line Items]
Number of shares converted	361,584
Number of shares issued for conversion	361,584
Preferred Share Warrants Conversion [Member]
Conversion of Stock [Line Items]
Number of shares converted	79,000
Number of shares issued for conversion	79,000